Revenue - Schedule of Changes in Contract Assets and Contract Liabilities Balance (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Contract Assets
Balance at the beginning of the year	₨ 23,001	₨ 20,647
Amount reclassified to receivables pertaining to fixed price development contracts on completion of milestones	(18,139)	(15,541)
Increase due to revenue recognized during the year	14,896	17,496
Translation adjustment	96	399
Balance at the end of the year	19,854	23,001
Contract Liabilities
Balance at the beginning of the year	22,682	27,915
Revenue recognized from opening balance of contract liabilities	(19,815)	(21,696)
Increase due to invoicing during the year	14,761	16,063
Translation adjustment	25	400
Balance at the end of the year	₨ 17,653	₨ 22,682